Trust for Advised Portfolios
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 31, 2023

VIA EDGAR TRANSMISSION

Mark A. Cowan, Esq.
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:    Trust for Advised Portfolios (the “Trust”)
    Investment Company Act Registration No: 811-21422
Opportunity Trust (the “Fund”)

Dear Mr. Cowan:
This correspondence responds to comments provided on January 17, 2023 by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Trust’s preliminary proxy statement on Schedule 14A (SEC Accession No. 0000894189-23-000133) (the “Proxy Statement”) filed via EDGAR on January 6, 2023. The Trust filed the Proxy Statement in connection with (i) the proposed investment advisory agreement between the Trust, on behalf of the Fund, and Patient Capital Management, LLC, and (ii) the proposed reclassification of the Fund from diversified to non-diversified under the Investment Company Act of 1940.
For your convenience, your comments have been reproduced in bold typeface followed by the Trust’s responses. Capitalized terms not otherwise defined in this letter have the meanings assigned to them in the Proxy Statement.
Comment 1: Pursuant to Rule 14a-6(e) under the Securities Exchange Act of 1934, preliminary proxy materials must be clearly marked as “Preliminary Copies.” Please apply this disclosure to future preliminary proxy statements and proxy cards.
Response: The Trust will include the necessary disclosure in future preliminary proxy materials.
Comment 2: In the answer to the Q&A question “What is a proxy?”, please insert the word “signed” before “proxy” in the fourth sentence of the paragraph.
Response: The Trust has added the requested language.
Comment 3: In the answer to the Q&A question, “What am I being asked to vote on?”, please explain at the end of the last paragraph whether reclassifying the Fund as non-diversified will result in costs associated with repositioning the Fund’s portfolio. If so, please explain the costs on an aggregate and per share basis, and as a percentage of the net assets of the Fund since shareholders are incurring these costs indirectly.
Response: The Trust does not expect the Fund to incur any expenses with respect to its reclassification as non-diversified. The investment adviser will not immediately reposition the Fund and will continue transacting in the ordinary course of business in a manner such that the Fund will not pay any additional transaction fees or taxes with respect to its reclassification.
Comment 4: In the answer to the Q&A question “How will my approval of the Proposals affect the management and operation of the Fund?”, please insert “unless Proposal 2 is also approved.” at the end of the last sentence of the first paragraph.
Response: The Trust respectfully declines to add the requested language. The Trust notes that the approval of Proposal 2 has no effect on whether the approval of Proposal 1 would change the investment objective, principal investment strategies, or advisory fee of the Fund. Approval of Proposal 1 would not affect the investment objective, principal investment strategies, or advisory fee in any scenario. Therefore, the Trust believes that adding the language to the end of the sentence would not be appropriate.
Comment 5: In the answer to the Q&A question “How will my approval of Proposal 1 affect the expenses of the Fund?”, please note that the fees and expenses could increase after expiration of the expense caps.
Response: The Trust has added disclosure indicating that the Fund’s operating expenses may increase after the expiration of the expense caps.
Comment 6: In the answer to the Q&A question “What’s the difference between diversified funds and non-diversified funds?”, please revise the second paragraph to more closely track the definition of “diversified company” in Section 5(b) of the Investment Company Act of 1940 (the “1940 Act”), which states, “at least 75 per centum of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 per centum of the value of the total assets of such management company and to not more than 10 per centum of the outstanding voting securities of such issuer.”
Response: The Trust has made the requested change.
Comment 7: In the answer to the Q&A question “What are the primary reasons for the Board’s approval of the Adviser to serve as the investment adviser of the Fund and the reclassification of the diversification status of the Fund?”, please remove the last sentence in the second paragraph.
Response: The Trust has made the requested change.
Comment 8: In the answer to Q&A question “Will the Fund’s risk profile increase if it is reclassified as non-diversified under the 1940 Act?”, please delete “Notwithstanding the potential for improved investment performance” and remove all other references to the potential for “improved performance associated with the change to non-diversification status” throughout the Proxy Statement. Please also begin the answer with “Yes” or “No.”
Response: The Trust has made the requested changes.
Comment 9: On the first page of the Proxy Statement and the proxy card, please add a notice of internet availability of proxy materials.
Response: The Trust has made the requested change.
Comment 10: With respect to footnote 1 to the table titled “Management Fees Paid to Miller Value Partners” on page 3 and the “Payment of Expenses” section on page 3, please clarify that recoupment is limited to three years from the date such amount was initially waived/reimbursed and that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.

Response: The Trust has made the requested changes.
Comment 11: Please add “After two years, the Fund’s operating expenses may increase.” before the second to last sentence in the “Payment of Expenses” section on page 3.
Response: The Trust has made the requested change.
Comment 12: Under the “Information about PCM” section on page 4, please also provide disclosure required by Item 22(c)(10) regarding other similar funds advised by the adviser, if any. Also, please disclose any affiliated brokerage, if any, as required under Item 22(c)(13).
Response: The Trust confirms that PCM does not manage any other investment companies registered under the 1940 Act with similar investment objectives as the Fund. The Trust has added disclosure confirming that PCM does not have any affiliated brokers.
Comment 13: With respect to the “Considerations of the Board of Trustees” section on page 4, please confirm whether the board considerations disclosure includes all materially adverse factors considered by the Board. Otherwise, please add appropriate disclosure.
Response: The Trust confirms that the “Considerations of the Board of Trustees” section includes all materially adverse factors considered by the Board.
Comment 14: With respect to bullets 2-4 under the “Considerations of the Board of Trustees” section, please confirm and include whether the Board came to any specific conclusions.
Response: The Trust has added disclosure to bullets 2-4 regarding the conclusions reached by the Board.
Comment 15: Please remove the statement “and the potential for better investment performance” from the last sentence of the third paragraph under Proposal 2.
Response: The Trust has made the requested change.
Comment 16: With respect to the “Required Vote” section on page 8, please disclose when Proposal 2 will be implemented if approved. Also, please confirm whether either of the proposals taking effect is contingent on the other proposal being approved.
Response: The Trust represents that the timeframe during which Proposal 2 would be implemented if approved is disclosed in the Q&A section and in the section regarding Proposal 2; therefore, the Trust respectfully declines to add the disclosure to the Required Vote section of the proxy statement. The Trust confirms that neither proposal is contingent on the approval of the other proposal and disclosure to that effect has been added to the proxy statement.
Comment 17: In the first paragraph of the “Voting Proxies” section on page 8, please insert “Signed” before “Proxy” at the beginning of the sixth sentence.
Response: The Trust has made the requested change.
Comment 18: Please confirm supplementally to the Staff that no proxy solicitor has been retained. Otherwise, please disclose the arrangement and costs under the “Other Service Providers” section.
Response: The Trust confirms that Broadridge Financial Solutions, Inc. has been retained as the proxy solicitor. The Trust has added the requested information to the section called “Method and Cost of Proxy Solicitation.”
Comment 19: As required under Item 6(d) of Schedule 14A, please list all directors and named executive officers in the “Share Ownership” section. See Item 402 and 403 of Regulation S-K.
Response: The Trust has made the requested change.
If you have any questions regarding the enclosed, please do not hesitate to contact me at 626-914-7372 or scott.resnick@usbank.com.
Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary of the Trust
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